EQUITY - Preferred Securities Held by Brookfield (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Disclosure of classes of share capital [line items]
Beginning balance	$ 18,429	$ 14,039	[1]	$ 13,000
Ending balance	18,892	18,429		14,039	[1]
Preferred securities
Disclosure of classes of share capital [line items]
Beginning balance	1,490	15	[1]	15
Ending balance	$ 1,490	$ 1,490		$ 15	[1]

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(b) for further details.